Subsequent Events (Details Narrative) - USD ($)	Jan. 02, 2024	Jan. 01, 2024	Dec. 31, 2023	Dec. 31, 2022	May 01, 2018
Note Payable - Related Party current and non-current			$ 1,285,000	$ 1,285,000	$ 1,285,000
January 1 2024 [Member] | Chairperson President [Member]
Maturity Date	Jan. 04, 2026
Principal amount	$ 2,212,000
Intrest rate	5.00%
Note Payable - Related Party current and non-current		$ 2,212,000	$ 2,212,000